SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Ordinary Share (Details) - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Numerator:
Net loss | $	$ (3,307,421)
Class A ordinary shares
Numerator:
Net loss | $	$ (2,337,177)
Denominator:
Basic weighted average shares outstanding	23,119,071
Diluted weighted average shares outstanding	23,119,071
Basic net loss per ordinary share | $ / shares	$ (0.10)
Diluted net loss per ordinary share | $ / shares	$ (0.10)
Class B ordinary shares
Numerator:
Net loss | $	$ (970,244)
Denominator:
Basic weighted average shares outstanding	9,597,539
Diluted weighted average shares outstanding	9,597,539
Basic net loss per ordinary share | $ / shares	$ (0.10)
Diluted net loss per ordinary share | $ / shares	$ (0.10)
Warrants
Net Loss Per Ordinary Share
Shares excluded from calculation of diluted loss per share	17,169,310